Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2015 Fund

June 30, 2021

Z15-QTLY-0821
1.9884234.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	326	$6,276
Fidelity Series Commodity Strategy Fund (a)	717	3,993
Fidelity Series Large Cap Growth Index Fund (a)	228	4,009
Fidelity Series Large Cap Stock Fund (a)	220	4,358
Fidelity Series Large Cap Value Index Fund (a)	546	8,438
Fidelity Series Small Cap Opportunities Fund (a)	115	2,104
Fidelity Series Value Discovery Fund (a)	185	3,118
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,204)		32,296

International Equity Funds - 21.1%
Fidelity Series Canada Fund (a)	128	1,791
Fidelity Series Emerging Markets Fund (a)	105	1,277
Fidelity Series Emerging Markets Opportunities Fund (a)	427	11,475
Fidelity Series International Growth Fund (a)	214	4,183
Fidelity Series International Index Fund (a)	142	1,750
Fidelity Series International Small Cap Fund (a)	66	1,470
Fidelity Series International Value Fund (a)	373	4,166
Fidelity Series Overseas Fund (a)	306	4,175
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,552)		30,287

Bond Funds - 43.5%
Fidelity Series Corporate Bond Fund (a)	851	9,488
Fidelity Series Emerging Markets Debt Fund (a)	84	786
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	257
Fidelity Series Floating Rate High Income Fund (a)	16	149
Fidelity Series Government Bond Index Fund (a)	1,114	11,832
Fidelity Series High Income Fund (a)	95	908
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,113	12,225
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series Investment Grade Bond Fund (a)	1,110	13,005
Fidelity Series Investment Grade Securitized Fund (a)	868	8,985
Fidelity Series Long-Term Treasury Bond Index Fund (a)	519	4,340
Fidelity Series Real Estate Income Fund (a)	47	549
TOTAL BOND FUNDS
(Cost $61,037)		62,590

Short-Term Funds - 12.9%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	4,937	4,937
Fidelity Series Short-Term Credit Fund (a)	313	3,178
Fidelity Series Treasury Bill Index Fund (a)	1,044	10,436
TOTAL SHORT-TERM FUNDS
(Cost $18,503)		18,551
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $126,296)		143,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$143,724

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$6,080	$280	$730	$--	$72	$574	$6,276
Fidelity Series Canada Fund	1,517	167	40	--	4	143	1,791
Fidelity Series Commodity Strategy Fund	3,763	77	350	--	19	484	3,993
Fidelity Series Corporate Bond Fund	8,894	422	79	59	--	251	9,488
Fidelity Series Emerging Markets Debt Fund	739	27	--	8	--	20	786
Fidelity Series Emerging Markets Debt Local Currency Fund	245	3	--	--	--	9	257
Fidelity Series Emerging Markets Fund	1,342	33	154	--	18	38	1,277
Fidelity Series Emerging Markets Opportunities Fund	12,136	365	1,581	--	268	287	11,475
Fidelity Series Floating Rate High Income Fund	144	4	--	1	--	1	149
Fidelity Series Government Bond Index Fund	10,967	746	42	29	(1)	162	11,832
Fidelity Series Government Money Market Fund 0.08%	5,693	189	945	1	--	--	4,937
Fidelity Series High Income Fund	854	34	--	11	--	20	908
Fidelity Series Inflation-Protected Bond Index Fund	11,440	545	18	--	--	258	12,225
Fidelity Series International Credit Fund	65	--	--	--	--	1	66
Fidelity Series International Growth Fund	3,732	379	257	--	19	310	4,183
Fidelity Series International Index Fund	1,558	163	51	--	6	74	1,750
Fidelity Series International Small Cap Fund	1,346	75	52	--	7	94	1,470
Fidelity Series International Value Fund	3,728	526	193	--	13	92	4,166
Fidelity Series Investment Grade Bond Fund	12,173	685	58	64	--	205	13,005
Fidelity Series Investment Grade Securitized Fund	8,528	474	59	5	--	42	8,985
Fidelity Series Large Cap Growth Index Fund	3,837	142	408	17	84	354	4,009
Fidelity Series Large Cap Stock Fund	4,191	70	207	--	44	260	4,358
Fidelity Series Large Cap Value Index Fund	8,005	356	340	--	32	385	8,438
Fidelity Series Long-Term Treasury Bond Index Fund	3,708	479	87	24	(20)	260	4,340
Fidelity Series Overseas Fund	3,738	456	316	--	55	242	4,175
Fidelity Series Real Estate Income Fund	516	9	3	1	--	27	549
Fidelity Series Short-Term Credit Fund	2,807	378	4	11	--	(3)	3,178
Fidelity Series Small Cap Opportunities Fund	2,025	103	82	--	18	40	2,104
Fidelity Series Treasury Bill Index Fund	9,048	1413	25	2	--	--	10,436
Fidelity Series Value Discovery Fund	2,958	131	138	--	27	140	3,118
Total	$135,777	$8,731	$6,219	$233	$665	$4,770	$143,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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